Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 24,537	$ 15,624	$ 64,294
Restricted cash		0	3,600
Accounts receivable, net	768	853	533
Prepaid expenses and other current assets	7,660	10,131	6,084
Total Current Assets	32,965	26,608	74,511
Property and equipment, net	7,943	8,504	10,451
Operating lease right-of-use assets, net	11,804	12,162	13,284
Goodwill	93,613	95,869	92,728
Intangible assets, net	10,845	13,358	11,028
Deferred tax assets			46
Other assets	6,817	4,635	3,371
Total Assets	163,987	161,136	205,419
Current Liabilities
Accounts payable	10,784	15,552	3,652
Accrued host payments and insurance fees	15,445	13,192	11,780
Operating lease liabilities, current	2,355	2,268	1,923
Notes payable, current	1,595	19,904	1,211
Warrant commitment liability			320
Other accrued liabilities	44,611	48,107	37,360
Deferred revenue	1,547	684	698
Total Current Liabilities	76,337	99,707	56,944
Notes payable	33,250	2,122	3,198
Convertible notes payable ($66,390 and $40,370 measured at fair value, respectively)	66,489	40,469	56,842
Operating lease liabilities (net of current portion)	14,839	15,487	17,715
Deferred tax liabilities	257	212	973
Warrant liability	26	20	247
Total Liabilities	191,198	158,017	135,919
Commitments and contingencies (Note 11)
Stockholders' Equity (Deficit)
Common stock, $0.0001 par value, 1,000,000,000 shares authorized; 93,105,059 and 92,827,281 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively	9	9	9
Additional paid-in capital	862,462	859,163	845,888
Stockholder notes	(8,284)	(8,284)	(8,284)
Accumulated deficit	(906,920)	(875,955)	(762,009)
Accumulated other comprehensive income	25,522	28,186	(6,104)
Total Stockholders' Equity (Deficit)	(27,211)	3,119	69,500
Total Liabilities and Stockholders' Equity (Deficit)	$ 163,987	$ 161,136	$ 205,419